Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2011	$ 5,522	$ 13	$ 8,740	$ (832)	$ (2,575)	$ 36	$ 140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	397				384		13
Other comprehensive income	104			102			2
Stock issues as part of Share Incentive Scheme (Shares)		154,406
Stock issues as part of Share Incentive Scheme (Value)	6	0	6
Stock issues in exchange for E Ordinary shares cancelled (Shares)		2,269
Stock issues in exchange for E Ordinary shares cancelled (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		3,564
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	0	0	0
Stock based compensation	9		9
Dividends	(101)				(101)
Closing balance at Mar. 31, 2012	5,937	13	8,755	(730)	(2,292)	36	155
Closing balance (shares) at Mar. 31, 2012		383,125,676
Opening balance at Dec. 31, 2012	5,848	13	8,808	(928)	(2,103)	36	22
Opening balance (shares) at Dec. 31, 2012		383,866,205
Net income/(loss)	220				212		8
Other comprehensive income	(161)			(161)			0
Stock issues as part of Share Incentive Scheme (Shares)		304,499
Stock issues as part of Share Incentive Scheme (Value)	10	0	10
Stock issues in exchange for E Ordinary shares cancelled (Shares)		1,207
Stock issues in exchange for E Ordinary shares cancelled (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		1,092
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	0	0	0
Stock based compensation	(4)		(4)
Dividends	(30)				(21)
Dividends to noncontrolling interests							(9)
Closing balance at Mar. 31, 2013	$ 5,883	$ 13	$ 8,814	$ (1,089)	$ (1,912)	$ 36	$ 21
Closing balance (shares) at Mar. 31, 2013		384,173,003